Note 9 - Share-based Payments	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]

Note 9. Share-Based Payments

Warrant program

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. The warrants granted in 2018 or prior vested upon the closing of our initial public offering in February 2021 (“IPO”). The warrants granted in 2020 vest either gradually over 36 months or vest immediately. Vested warrants granted in 2020 are exercisable in certain exercise windows beginning in the second half of the year of 2021. Warrants granted up until 2019 expire on December 31, 2036. Warrants granted in 2022, 2021 and 2020 expire on December 31, 2031. Warrants granted in 2024 and 2023 expire on December 31, 2031. For the years ended December 31, 2024, 2023 and 2022, the number of warrants outstanding as a percentage of outstanding ordinary shares was 4.3%, 7.2% and 11.4%, respectively.

During 2024, the Company granted 538,460 warrants to its employees, members of its Board of Directors, and Executive Management team, of which 16,668 were granted to its Chief Executive Officer (“CEO”), 25,000 were granted to its Chief AI Officer (“CAIO”), 50,000 were granted to its Chief Scientific Officer (“CSO”), and 50,000 were granted to its Chief Finance Officer (“CFO”). All warrants granted vest over a period of 36 months.

The fair value of the warrants granted during 2024 at grant date amounted to $0.2 million.

During 2023, the Company granted 409,115 warrants to its employees, members of its Board of Directors, and Executive Management team, of which 169,167 were granted to its Chief Executive Officer (“CEO”), 6,250 were granted to its Chief AI Officer (“CAIO”), 12,500 were granted to its Chief Scientific Officer (“CSO”), and 12,500 were granted to its Chief Operating Officer (“COO”). All warrants granted vest over a period of 36 months.

The fair value of the warrants granted during 2023 at grant date amounted to $0.3 million.

During 2022, the Company granted 491,612 warrants, of which 35,000 were granted to its Chief AI Officer (“CAIO”), 25,000 were granted to its Chief Scientific Officer (“CSO”), 16,667 were granted to its Chief Financial Officer (“CFO”), 25,000 were granted to its Chief Medical Officer (“CMO”), 20,833 were granted to its Chief Operating Officer (“COO”), 3,125 were granted to its Chief Business Officer (“CBO”) and 3,125 were granted to its Chief Executive Officer (“CEO”). All granted warrants will vest over 36 months.

In connection with the appointment of a new CEO in September 2022, the new CFO in May 2022 and the new COO in March 2022 they were all granted warrants, the CEO was granted 50,000 warrants to purchase, the CFO 45,000 warrants to Purchase and the COO 25,000 warrants to purchase of the Company’s ordinary shares with DKK 1 nominal value. The granted warrants have an exercise price equal to the fair market value of the Company’s ordinary shares represented by ADSs on the date of grant thereof and they vest over a period of 36 months.

The remaining warrants granted during 2022 were granted to individual employees in December 2022. The warrants were granted at the share price equal to the fair market value thereof on the date of grant. Of the warrants granted to our employees 2,500 vested immediately. The rest of the warrants granted to employees in December 2022 vest over a period of 36 months beginning January 1, 2023.

The fair value of the warrants granted during 2022 at grant date amounted to $0.8 million.

The following schedule specifies the granted warrants:

			Weighted		Weighted Average
			Average		Remaining
	Number of		Exercise		Contractual Life
	warrants		Price/Share		(years)
Warrants granted as at December 31, 2021	2,732,618		DKK 7.53		13
Warrants granted	491,612		USD 2.24
Warrants exercised	(388,181	)(1)	USD 2.42
Warrants forfeited	(92,956)		USD 1.28
Warrants cancelled	—		—
Warrants granted as at December 31, 2022 (2)	2,743,093		USD 1.50		11
Warrants granted	559,115		USD 1.02
Warrants exercised	(360,731	)(1)	USD 0.14
Warrants forfeited	(203,004)		USD 2.08
Warrants cancelled	—		—
Warrants granted as at December 31, 2023(2)	2,738,473		USD 1.41		10
Warrants granted	538,460		USD 0.40
Warrants exercised	—
Warrants forfeited	(232,139)		USD 1.72
Warrants cancelled	—
Warrants granted as at December 31, 2024(2)	3,044,794		USD 1.19	(3)	9
Warrants exercisable as at December 31, 2022 (2)	1,988,106
Warrants exercisable as at December 31, 2023 (2)	2,007,123
Warrants exercisable as at December 31, 2024 (2)	2,493,050

______________________________

(1)	The weighted average share price at the date of exercise were, USD 0.14 and USD 2.42 for the years ended December 31, 2023, and 2022, respectively.

(2)	The number of warrants excludes 2023 SPA Investor Warrants and EIB Warrants referred to in Note 6.

(3)	December 31, 2024, USD-end rate used.

The following table details amounts of share-based compensation expenses related to the warrant program included in the consolidated statements of comprehensive loss:

	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Research and development expenses	$101	$377	$760
General and administrative expenses	76	102	182
Total	$177	$479	$942

Determination of fair value of warrants

Subsequent to the Company’s IPO, determining the initial fair value and subsequent accounting for equity awards require significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. On the other hand, due to the fact that as of 2021, warrants will be granted at the share price on the date of grant, fair value comprises a time value which is significantly affected by the expected life and expected volatility. The expected life of a warrant is based on the assumption that the holder will not exercise until after the equity award is fully vested. Actual exercise patterns may differ from the assumption used herein. The expected volatility is based on peer group data and reflects the assumption that the historical volatility over a period similar to the life of the warrant is indicative of future trends, which may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have resulted in significantly different valuations.

The following assumptions have been applied for the warrants issued during the years ended December 31, 2024, 2023, and 2022:

	Years Ended December 31,
	2024	2023	2022
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	4.46%	4.27%	3.66%
Expected volatility	85%	85%	85%
Share price	$0.08	$0.70	$2.10

The following schedule specifies the outstanding warrants as at December 31, 2024:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Granted prior to 2022	-	1,856,381	-	-
Grant (March 2022)	13.46	27,074	USD 2.96	7
Grant (June 2022)	8.85	5,004	USD 1.83	7
Grant (June 2022)	8.85	4,448	USD 1.83	7
Grant (June 2022)	8.85	25,000	USD 1.83	7
Grant (September 2022)	10.46	7,529	USD 2.42	7
Grant (December 2022)	10.95	15,279	USD 2.23	7
Grant (December 2022)	10.95	246,063	USD 2.23	7
Grant (January 2023)	9.17	10,000	USD 1.94	7
Grant (September 2023)	4.27	100,000	USD 1.02	7
Grant (December 2023)	3.61	275,969	USD 0.75	7
Grant (May 2024)	2.23	472,047	USD 0.75	7
Granted at December 31, 2024		3,044,794
Warrants exercisable at December 31, 2024		2,493,050

The following schedule specifies the outstanding warrants as at December 31, 2023:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Granted prior to 2022	-	1,877,936	-	-
Grant (March 2022)	13.46	30,560	USD 2.96	8
Grant (June 2022)	8.85	5,004	USD 1.83	8
Grant (June 2022)	8.85	4,448	USD 1.83	8
Grant (June 2022)	8.85	45,000	USD 1.83	8
Grant (September 2022)	10.46	7,529	USD 2.42	8
Grant (December 2022)	10.95	15,279	USD 2.23	8
Grant (December 2022)	10.95	293,602	USD 2.23	8
Grant (January 2023)	9.17	10,000	USD 1.94	8
Grant (September 2023)	4.27	100,000	USD 1.02	8
Grant (September 2023)	2.57	50,000	USD 1.50	3
Grant (December 2023)	3.61	299,115	USD 0.75	8
Granted at December 31, 2023		2,738,473
Warrants exercisable at December 31, 2023		2,007,123

The following schedule specifies the outstanding warrants as at December 31, 2022:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Granted prior to 2022	-	2,251,481	-	-
Grant (March 2022)	13.46	35,000	USD 2.96	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	45,000	USD 1.83	9
Grant (September 2022)	10.46	11,000	USD 2.42	9
Grant (December 2022)	10.95	50,000	USD 2.23	9
Grant (December 2022)	10.95	330,612	USD 2.23	9
Granted at December 31, 2022		2,743,093
Warrants exercisable at December 31, 2022		1,988,106

The Board of Directors and Executive Management holding of share awards for the years ended December 31, 2022, 2023 and 2024 is shown below:

		Warrants held when					Warrants held when					Warrants held when
		becoming or leaving					becoming or leaving					becoming or leaving
	January 1,	as a member				December 31,	as a member				December 31,	as a member				December 31,
	2022	of management	Granted	Exercised	Forfeited	2022	of management	Granted	Exercised	Forfeited	2023	of management	Granted	Exercised	Forfeited	2024
Steven Projan	46,631	—	5,000	—	—	51,631	—	—	—	—	51,631	—	—	—	—	51,631
Roberto Prego	38,747	—	5,000	—	—	43,747	—	5,000	—	—	48,747	—	20,000	—	—	68,747
Jo Ann Suzich (former) (4)	10,260	—	—	—	—	10,260	—	—	—	—	10,260	—	—	—	—	10,260
Marianne Søgaard (1)	103,487	—	10,000	—	—	113,487	—	75,000	—	—	188,487	—	40,000	—	—	228,487
Lars Holtug	4,583	—	5,000	—	—	9,583	—	5,000	—	—	14,583	—	20,000	—	—	34,583
Niels Iversen Møller	—	—	3,750	—	—	3,750	—	8,125	—	—	11,875	—	20,000	—	—	31,875
Lars Aage Staal Wegner		—	—	—	—	—	—	—	—	—	—	608,188	—	—	—	608,188
Board of Directors in total	203,708	—	28,750	—	—	232,458	—	93,125	—	—	325,583	608,188	100,000	—	—	1,033,771
Lars Aage Staal Wegner	916,251	—	—	(62,736)	(45,327)	808,188	—	—	(200,000)	—	608,188
Birgitte Rønø	74,376	—	25,000	—	—	99,376	—	12,500	—	—	111,876	—	50,000	—	—	161,876
Erik Heegaard (2)	97,564	—	25,000	—	—	122,564	—	—	—	—	122,564	—	—	—	(23,424)	99,140
Glenn S. Vraniak (former) (3)	150,660	—	—	(112,995)	—	37,665	—	—	(37,665)	—	—	—	—	—	—	—
Andreas Holm Mattsson	—	—	35,000	—	—	35,000	—	6,250	—	—	41,250	—	25,000	—	—	66,250
Bo Karmark (8)	—	45,000	16,667	—	—	61,667	—	—	—	—	61,667	—	—	—	(30,185)	31,482
Jesper Nyegaard Nissen	—	25,000	20,833	—	—	45,883	—	12,500	—	—	58,333	—	50,000	—	(62,267)	46,066
Niels Iversen Møller (5)	—	—	3,125	—	—	3,125	—	8,750	—	—	11,875	—	—	—	—	11,875
Per Norlén (6)	—	50,000	3,125	—	—	53,125	—	—	—	(37,150)	15,975	—	—	—	—	15,975
Thomas Bogenrieder (7)	—	—	—	—	—	—	4,356	—	—	—	4,356	—	—	—	—	4,356
Christian Kanstrup (7)	—	—	—	—	—	—	—	169,167	—	—	169,167	—	16,668	—	—	185,835
Executive Management in total	1,238,581	120,000	128,750	(175,731)	(45,327)	1,266,543	4,356	209,167	(237,665)	(37,150)	1,205,251	—	141,668	—	(115,876)	622,855

(1)	As of November 25, 2020, 26,964 warrants were granted for services provided before taking on the Board of Directors position.
(2)	Mr. Heegaard resigned from Chief Medical Officer of the company effective March 2024.
(3)	Mr. Vraniak resigned as the Chief Financial Officer of the Company effective November 1, 2021.
(4)	Board member until May 25, 2021.
(5)	Became a Board member in 2022.
(6)	Mr. Norlén resigned as the Chief Executive Officer of the Company effective September 1, 2023.
(7)	Became a member of Executive Management in 2023.
(8)	Mr. Karmark resigned as the Chief Financial Officer of the Company effective March 1, 2024.